Hedging Financial Instruments - Summary of Information Related to Hedges of Interest Rate Risk (Detail) - 12 months ended Dec. 31, 2018 $ in Millions	TWD ($)	USD ($)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 41.0	$ 1,300,000
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (2.3)
US treasury bonds interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount			$ 330.3
Maturity	March 2019	March 2019
US treasury bonds interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 11.5
FVTOCI [member]
Disclosure of detailed information about financial instruments [line items]
Asset Carrying Amount	23,229.5
Asset Accumulated Amount of Fair Value Hedge Adjustments	(13.5)
FVTOCI [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (13.8)